Federated Hermes International Equity Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—47.6%
		Austria—0.3%
104,751		Andritz AG	$4,650,049
		Belgium—0.8%
109,412		Solvay SA	12,197,149
		Canada—4.6%
2,174,000		Lundin Mining Corp.	20,976,742
200,302		Magna International, Inc., Class A	14,881,609
426,115		Methanex Corp.	22,184,875
172,628		Toronto Dominion Bank	13,930,092
		TOTAL	71,973,318
		Chile—0.7%
545,900		Antofagasta PLC	10,950,212
		China—0.5%
4,967,000		Weichai Power Co. Ltd., Class H	8,402,439
		Colombia—0.9%
729,100		Bancolombia SA	7,229,877
177,100		Bancolombia SA, ADR	6,416,333
		TOTAL	13,646,210
		France—3.2%
145,400		Ipsos	6,989,115
86,300		Michelin, Class B	11,871,414
275,178		Publicis Groupe	18,170,455
126,557		Vinci SA	13,263,687
		TOTAL	50,294,671
		Germany—5.0%
181,300		BASF SE	12,037,774
720,593		Deutsche Telekom AG, Class REG	12,950,615
431,700	[1]	flatexDEGIRO AG	8,988,080
204,300		Fresenius SE & Co KGaA	7,162,024
73,600		Hannover Rueckversicherung SE	13,597,181
128,800		HeidelbergCement AG	8,394,053
52,500		Muenchener Rueckversicherungs-Gesellschaft AG	14,546,660
		TOTAL	77,676,387
		Greece—0.2%
242,400		Jumbo SA	3,464,398
		India—0.5%
352,720		Infosys Ltd., ADR	7,922,091
		Ireland—1.4%
4,889,054	[1]	Greencore Group PLC	8,757,424
98,100	[1]	Jazz Pharmaceuticals PLC	13,480,902
		TOTAL	22,238,326
		Italy—0.1%
1,358,089	[1]	Trevi Finanziaria SpA	889,275
		Japan—7.6%
307,300		Asahi Group Holdings Ltd.	12,457,781
718,000		Brother Industries Ltd.	13,084,871
1,064,700		Daicel Corp.	8,259,268

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
117,200		Daito Trust Construction Co. Ltd.	$13,003,049
461,300		Honda Motor Co., Ltd.	14,073,898
338,700		KDDI Corp.	11,080,255
1,827,800		Marubeni Corp.	19,203,012
136,900		Sony Group Corp.	14,016,414
385,200		Sumitomo Mitsui Trust Holdings, Inc.	13,785,405
		TOTAL	118,963,953
		Norway—2.6%
573,244		DNB Bank ASA	12,837,588
424,949		SpareBaken Vest	5,057,855
529,153		SpareBank 1 SR-Bank ASA	7,846,221
274,500		Yara International ASA	13,965,444
		TOTAL	39,707,108
		Puerto Rico—1.1%
189,900		Popular, Inc.	17,442,315
		Russia—0.2%
8,422,100	[2]	Alrosa AO	2,904,993
		Singapore—0.8%
572,399		United Overseas Bank Ltd.	12,640,735
		South Korea—5.9%
60,059		Hyundai Mobis	11,206,075
236,500		Kia Corp.	14,537,792
103,600		LG Electronics, Inc.	10,669,495
933,800		LG UPlus Corp.	10,219,519
240,030		Samsung Electronics Co. Ltd.	14,481,977
423,640		Shinhan Financial Group Co. Ltd.	13,771,982
161,000		SK Hynix, Inc.	16,655,985
		TOTAL	91,542,825
		Sweden—2.2%
448,600	[1]	Duni AB	4,782,670
325,826		Loomis AB	9,124,550
497,200	[1]	SKF Ab, Class B	9,169,881
1,188,744		Svenska Handelsbanken AB	11,333,978
		TOTAL	34,411,079
		Switzerland—0.9%
157,666		Novartis AG	13,767,404
		Taiwan—0.7%
2,134,000		Catcher Technology Co. Ltd.	10,906,828
		Thailand—0.3%
1,564,700		Tisco Financial Group PLC	4,690,813
		United Kingdom—7.1%
849,100		Amcor PLC	9,875,033
2,258,187	[1]	Babcock International Group PLC	10,015,610
326,251		BELLWAY PLC	12,508,320
310,981		Bunzl PLC	12,330,920
8,374,841	[1]	Cineworld Group PLC	4,406,220
709,068		Inchcape PLC	7,050,013
40,566		Linde PLC	11,895,574
567,506		Mondi PLC, SAF	12,096,665
143,098		Mondi PLC, UK	2,976,621

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
132,026		Next PLC	$12,053,980
7,404,835		Taylor Wimpey PLC	14,789,925
		TOTAL	109,998,881
		TOTAL COMMON STOCKS (IDENTIFIED COST $595,575,768)	741,281,459
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria SpA, Warrants (IDENTIFIED COST $1,427,898)	59,552
		INVESTMENT COMPANIES—51.9%
19,025,662		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	19,025,662
24,688,324		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3]	24,683,387
48,844,890		Federated Hermes International Growth Fund, Institutional Shares	763,445,630
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $624,178,969)	807,154,679
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,221,182,635)	1,548,495,690
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	8,043,117
		TOTAL NET ASSETS—100%	$1,556,538,807
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes International Growth Fund*	Total of Affiliated Transactions
Value as of 5/31/2021	$642,311	$107,288	$834,070,761	$834,820,360
Purchases at Cost	$291,372,715	$237,024,306	$143,386,457	$671,783,478
Proceeds from Sales	$(272,989,364)	$(212,444,263)	$ (79,000,000)	$(564,433,627)
Change in Unrealized Appreciation/Depreciation	N/A	$432	$(150,754,315)	$(150,753,883)
Net Realized Gain/(Loss)	N/A	$(4,376)	$15,742,727	$15,738,351
Value as of 2/28/2022	$19,025,662	$24,683,387	$763,445,630	$807,154,679
Shares Held as of 2/28/2022	19,025,662	24,688,324	48,844,890	92,558,876
Dividend Income	$4,963	$4,347	$2,212,898	$2,222,208
Realized gain distributions	$—	$2,823	$—	$2,823
*
At February 28, 2022, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.
The Fund invests in Federated Hermes International Growth Fund (FIGRF), a diversified portfolio of Federated Hermes Adviser Series (Adviser Series) which is also managed by the Adviser. Adviser Series is an open-ended management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of FIGRF is to seek to provide long-term capital appreciation. Income distributions from FIGRF are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FIGRF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At February 28, 2022, the Fund’s investment in FIGRF represents a significant number of the outstanding shares of FIGRF.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$146,235,443	$592,141,023	$2,904,993	$741,281,459
Warrants
International	59,552	—	—	59,552
Investment Companies	807,154,679	—	—	807,154,679
TOTAL SECURITIES	$953,449,674	$592,141,023	$2,904,993	$1,548,495,690
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt